UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21076

Registrant Name:	PIMCO Municipal Income Fund II

Address of Principal Executive Offices:	1633 Broadway, 43rd Floor, New York, NY 10019

Name and Address of Agent for Service:	Lawrence G. Altadonna 1633 Broadway, 43rd Floor New York, NY 10019

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	May 31, 2013

Date of Reporting Period:	August 31, 2012

Item 1. Schedule of Investments

PIMCO Municipal Income Fund II Schedule of Investments

August 31, 2012 (unaudited)

Principal Amount (000s)		Value*
MUNICIPAL BONDS & NOTES—97.9%
	Alabama—1.4%
$10,000	Birmingham-Baptist Medical Centers Special Care Facs. Financing Auth. Rev.,
	Baptist Health Systems, Inc., 5.00%, 11/15/30, Ser. A	$10,146,500
1,235	Montgomery BMC Special Care Facs. Financing Auth. Rev.,
	5.00%, 11/15/29, Ser. B (NPFGC)	1,235,531
2,000	State Docks Department Rev., 6.00%, 10/1/40	2,297,260
2,530	Tuscaloosa Public Educational Building Auth. Rev., Stillman College Project,
	5.00%, 6/1/26, Ser. A	2,147,439

		15,826,730

	Arizona—7.1%
	Health Facs. Auth. Rev., Banner Health,
3,500	5.00%, 1/1/35, Ser. A	3,728,130
2,860	5.50%, 1/1/38, Ser. D	3,163,046
	Pima Cnty. Industrial Dev. Auth. Rev.,
29,700	5.00%, 9/1/39	31,060,557
1,500	Tucson Electric Power Co.,
	5.25%, 10/1/40, Ser. A	1,627,110
	Pinal Cnty. Electric Dist. No. 3 Rev.,
1,750	5.25%, 7/1/36	1,930,267
3,700	5.25%, 7/1/41	4,052,166
10,000	Salt River Project Agricultural Improvement & Power Dist. Rev.,
	5.00%, 1/1/39, Ser. A (i)	11,198,100
22,400	Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	23,972,032

		80,731,408

	California—13.2%
	Bay Area Toll Auth. Rev., San Francisco Bay Area,
6,000	5.00%, 10/1/29	6,826,620
1,430	5.00%, 4/1/34, Ser. F-1	1,598,983
1,565	Foothill-Eastern Transportation Corridor Agcy. Rev.,
	5.875%, 1/15/26 (IBC-NPFGC)	1,627,037
7,000	Golden State Tobacco Securitization Corp. Rev.,
	5.75%, 6/1/47, Ser. A-1	5,967,220
2,000	Hayward Unified School Dist., GO, 5.00%, 8/1/33	2,075,920
	Health Facs. Financing Auth. Rev.,
1,500	Scripps Health, 5.00%, 11/15/36, Ser. A	1,651,905
	Sutter Health,
6,300	5.00%, 11/15/42, Ser. A (IBC-NPFGC)	6,619,977
3,000	6.00%, 8/15/42, Ser. B	3,573,330
1,500	Indian Wells Redev. Agcy., Tax Allocation, Whitewater Project,
	4.75%, 9/1/34, Ser. A (AMBAC)	1,332,960
2,000	Los Angeles Community College Dist., GO,
	5.00%, 8/1/32, Ser. A (FGIC-NPFGC)	2,239,120
4,000	Los Angeles Department of Water & Power Rev.,
	5.00%, 7/1/39, Ser. A-1 (AMBAC)	4,324,600
5,000	Los Angeles Unified School Dist., GO, 5.00%, 7/1/30, Ser. E (AMBAC)	5,445,000
2,000	Montebello Unified School Dist., GO, 5.00%, 8/1/33 (AGM)	2,191,060
1,750	M-S-R Energy Auth. Rev., 6.50%, 11/1/39, Ser. B	2,230,235
3,145	Municipal Finance Auth. Rev., Azusa Pacific Univ. Project,
	7.75%, 4/1/31, Ser. B	3,710,408
650	Murrieta Valley Unified School Dist. Public Financing Auth., Special Tax,
	4.75%, 9/1/36, Ser. A (AGC)	666,829

PIMCO Municipal Income Fund II Schedule of Investments

August 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
	California (continued)
$3,000	Newport Beach Rev., Hoag Memorial Hospital Presbyterian,
	5.875%, 12/1/30	$3,653,250
500	Peralta Community College Dist., GO, 5.00%, 8/1/39, Ser. C	530,500
2,000	San Diego Cnty. Water Auth., CP, 5.00%, 5/1/38, Ser. 2008-A (AGM)	2,164,300
3,300	San Marcos Unified School Dist., GO, 5.00%, 8/1/38, Ser. A	3,665,079
2,000	Santa Clara Cnty. Financing Auth. Rev., El Camino Hospital,
	5.75%, 2/1/41, Ser. A (AMBAC)	2,189,720
	State, GO,
2,925	5.00%, 11/1/32	3,194,948
1,590	5.00%, 6/1/37	1,706,817
5,200	5.125%, 8/1/36	5,716,776
2,500	5.25%, 3/1/38	2,725,775
5,945	5.25%, 11/1/40	6,790,320
5,750	5.50%, 3/1/40	6,632,453
9,500	6.00%, 4/1/38	11,274,790
	Statewide Communities Dev. Auth. Rev.,
	California Baptist Univ.,
3,390	5.75%, 11/1/17, Ser. B (a)(d)	3,894,669
850	6.50%, 11/1/21	1,036,260
1,000	Cottage Health, 5.00%, 11/1/40	1,069,650
	Methodist Hospital Project (FHA),
5,500	6.625%, 8/1/29	6,961,955
19,500	6.75%, 2/1/38	24,041,745
5,690	Sutter Health, 6.00%, 8/15/42, Ser. A	6,777,416
4,725	Torrance Rev., Torrance Memorial Medical Center, 5.00%, 9/1/40, Ser. A	5,038,598

		151,146,225

	Colorado—1.8%
5,800	Aurora Rev., Children’s Hospital Assoc., 5.00%, 12/1/40	6,335,514
1,000	Denver Health & Hospital Auth. Rev., 5.625%, 12/1/40	1,106,350
	Health Facs. Auth. Rev., Ser. A,
1,000	American Baptist Homes, 5.90%, 8/1/37	1,002,460
2,500	Catholic Health Initiatives, 5.00%, 2/1/41	2,715,850
500	Evangelical Lutheran, 6.125%, 6/1/38, (Pre-refunded @ $100, 6/1/14) (c)	550,115
6,045	Sisters of Charity of Leavenworth Health System, 5.00%, 1/1/40	6,580,950
1,430	Public Auth. for Colorado Energy Rev., 6.50%, 11/15/38	1,820,433

		20,111,672

	Connecticut—0.3%
1,250	Harbor Point Infrastructure Improvement Dist., Tax Allocation,
	7.875%, 4/1/39, Ser. A	1,425,088
2,000	State Health & Educational Fac. Auth. Rev., Hartford Healthcare,
	5.00%, 7/1/41, Ser. A	2,145,760

		3,570,848

	Florida—3.6%
1,000	Brevard Cnty. Health Facs. Auth. Rev., Health First, Inc. Project,
	7.00%, 4/1/39	1,230,840
600	Broward Cnty. Airport System Rev., 5.375%, 10/1/29, Ser. O	688,920
8,500	Broward Cnty. Water & Sewer Utility Rev., 5.25%, 10/1/34, Ser. A (i)	9,782,820

PIMCO Municipal Income Fund II Schedule of Investments

August 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
	Florida (continued)
$1,000	Clearwater Water & Sewer Rev., 5.25%, 12/1/39, Ser. A	$1,134,890
340	Dev. Finance Corp. Rev., Renaissance Charter School,
	6.50%, 6/15/21, Ser. A	383,040
3,000	Highlands Cnty. Health Facs. Auth. Rev., Adventist Health System,
	5.625%, 11/15/37, Ser. B	3,478,530
7,135	Jacksonville Health Facs. Auth. Rev., Ascension Health,
	5.25%, 11/15/32, Ser. A	7,255,653
3,000	Leesburg Hospital Rev., Leesburg Regional Medical Center Project,
	5.50%, 7/1/32	3,002,100
500	Sarasota Cnty. Health Facs. Auth. Rev., 5.75%, 7/1/37	395,485
7,900	State Board of Education, GO, 5.00%, 6/1/38, Ser. D (i)	9,017,534
5,000	Sumter Landing Community Dev. Dist. Rev.,
	4.75%, 10/1/35, Ser. A (NPFGC)	5,026,750

		41,396,562

	Georgia—0.4%
1,500	Atlanta Airport Rev., 5.00%, 1/1/40, Ser. A	1,644,105
2,775	Medical Center Hospital Auth. Rev., Spring Harbor Green Island Project,
	5.25%, 7/1/37	2,670,549

		4,314,654

	Illinois—7.5%
10,000	Chicago, GO, 5.00%, 1/1/34, Ser. C (i)	10,962,100
	Chicago, Special Assessment, Lake Shore East,
2,764	6.625%, 12/1/22	2,855,875
5,871	6.75%, 12/1/32	6,064,391
1,250	Chicago Motor Fuel Tax Rev., 5.00%, 1/1/38, Ser. A (AGC)	1,321,563
5,000	Cicero, GO, 5.25%, 12/1/31 (NPFGC) (Pre-refunded @ $101, 12/1/12) (c)	5,109,300
	Finance Auth. Rev.,
2,500	Christian Homes, Inc., 5.75%, 5/15/31, Ser. A	2,604,900
250	Leafs Hockey Club Project, 6.00%, 3/1/37, Ser. A (b)(f)	83,845
700	OSF Healthcare System, 7.125%, 11/15/37, Ser. A	845,061
2,000	Provena Health, 6.00%, 5/1/28, Ser. A	2,318,480
5,000	Univ. of Chicago, 5.50%, 7/1/37, Ser. B (i)	5,884,550
37,000	Sports Facs. Auth. Rev., 5.50%, 6/15/30 (AMBAC)	40,406,220
	Village of Hillside, Tax Allocation, Mannheim Redev. Project,
4,240	6.55%, 1/1/20	4,254,119
2,900	7.00%, 1/1/28	2,799,457

		85,509,861

	Indiana—0.5%
1,500	Finance Auth. Rev., Duke Energy Indiana, Inc., 6.00%, 8/1/39, Ser. B	1,711,350
	Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc.,
990	5.80%, 9/1/47 (a)(d)	1,010,562
1,900	7.50%, 9/1/22	2,474,807

		5,196,719

	Iowa—4.3%
	Finance Auth. Rev.,
	Deerfield Retirement Community, Inc., Ser. A,
250	5.50%, 11/15/27	237,630
1,075	5.50%, 11/15/37	979,594
4,500	Edgewater LLC Project, 6.75%, 11/15/42	4,505,220

PIMCO Municipal Income Fund II Schedule of Investments

August 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
	Iowa (continued)
$46,000	Tobacco Settlement Auth. Rev., 5.60%, 6/1/34, Ser. B	$42,827,840

		48,550,284

	Kansas—0.1%
500	Dev. Finance Auth. Rev., Adventist Health, 5.75%, 11/15/38	582,350
850	Manhattan Rev., Meadowlark Hills Retirement, 5.00%, 5/15/36, Ser. A	842,945

		1,425,295

	Kentucky—0.3%
	Economic Dev. Finance Auth. Rev.,
2,500	Catholic Healthcare Partners, 5.25%, 10/1/30	2,508,800
1,000	Owensboro Medical Healthcare Systems, 6.375%, 6/1/40, Ser. A	1,185,860

		3,694,660

	Louisiana—3.7%
	Local Gov’t Environmental Facs. & Community Dev. Auth. Rev.,
450	Westlake Chemical Corp., 6.50%, 11/1/35, Ser. A-2	523,836
	Woman’s Hospital Foundation, Ser. A,
750	5.875%, 10/1/40	847,253
1,000	6.00%, 10/1/44	1,134,530
	Public Facs. Auth. Rev., Ochsner Clinic Foundation Project,
3,300	5.50%, 5/15/47, Ser. B	3,472,128
2,000	6.50%, 5/15/37	2,383,340
33,395	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	34,155,738

		42,516,825

	Maryland—0.9%
	Health & Higher Educational Facs. Auth. Rev.,
1,000	Adventist Healthcare, 5.75%, 1/1/25, Ser. A	1,017,080
1,400	Charlestown Community, 6.25%, 1/1/41	1,598,604
1,010	King Farm Presbyterian Community, 5.30%, 1/1/37, Ser. A	928,513
2,380	Medstar Health, 5.00%, 8/15/41	2,606,076
4,050	Washington Cnty. Hospital, 6.00%, 1/1/43	4,362,012

		10,512,285

	Massachusetts—0.9%
	Dev. Finance Agcy. Rev.,
	Adventcare Project,
4,610	6.75%, 10/15/37, Ser. A	4,852,809
580	7.625%, 10/15/37	657,679
1,000	Foxborough Regional Charter School, 7.00%, 7/1/42, Ser. A	1,143,340
2,900	State College Building Auth. Rev., 5.50%, 5/1/39, Ser. A	3,302,288

		9,956,116

	Michigan—2.6%
1,000	Detroit, GO, 5.25%, 11/1/35	1,097,110
5,000	Detroit Water and Sewerage Department Rev., 5.25%, 7/1/39, Ser. A	5,327,400
5,000	Detroit Water Supply System Rev., 5.25%, 7/1/41, Ser. A	5,277,650
800	Public Educational Facs. Auth. Rev., Bradford Academy, 6.50%, 9/1/37 (a)(d)	531,384
3,000	Royal Oak Hospital Finance Auth. Rev., William Beaumont Hospital,
	8.25%, 9/1/39	3,866,640

PIMCO Municipal Income Fund II Schedule of Investments

August 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
	Michigan (continued)
	State Hospital Finance Auth. Rev., Oakwood Group, Ser. A (Pre-refunded @ $100, 4/1/13) (c),
$3,000	5.75%, 4/1/32	$3,094,530
1,925	6.00%, 4/1/22	1,988,390
10,510	Tobacco Settlement Finance Auth. Rev., 6.00%, 6/1/48, Ser. A	8,758,509

		29,941,613

	Minnesota—0.6%
150	Duluth Housing & Redev. Auth. Rev., 5.875%, 11/1/40, Ser. A	152,952
1,500	Minneapolis Rev., Providence Project, 5.75%, 10/1/37, Ser. A	1,511,655
	North Oaks Rev., Presbyterian Homes North Oaks,
2,640	6.00%, 10/1/33	2,801,647
1,530	6.125%, 10/1/39	1,627,981
500	Oronoco Rev., Wedum Shorewood Campus Project, 5.40%, 6/1/41	495,630
400	St. Louis Park Rev., Nicollett Health Services, 5.75%, 7/1/39	447,468

		7,037,333

	Mississippi—0.0%
270	Dev. Bank Special Obligation Rev., Capital Projects and Equipment Acquisition,
	5.00%, 7/1/24, Ser. A-2 (AMBAC)	275,789

	Missouri—0.1%
715	Lee’s Summit, Tax Allocation, Summit Fair Project, 5.625%, 10/1/23	759,030

	Nevada—0.9%
10,000	Clark Cnty., GO, 4.75%, 11/1/35 (FGIC-NPFGC) (i)	10,600,800

	New Hampshire—0.2%
2,000	Business Finance Auth. Rev., Elliot Hospital, 6.125%, 10/1/39, Ser. A	2,262,020
360	Health & Education Facs. Auth. Rev., Catholic Medical Center,
	6.125%, 7/1/32, Ser. A	364,043

		2,626,063

	New Jersey—4.9%
950	Burlington Cnty. Bridge Commission Rev., The Evergreens Project,
	5.625%, 1/1/38	976,021
	Economic Dev. Auth., Special Assessment, Kapkowski Road Landfill Project,
4,000	5.75%, 10/1/21	4,359,520
11,405	5.75%, 4/1/31	12,636,854
	Economic Dev. Auth. Rev.,
525	Arbor Glen, 6.00%, 5/15/28, Ser. A	517,608
2,000	MSU Student Housing Project, 5.875%, 6/1/42	2,238,800
	Health Care Facs. Financing Auth. Rev.,
1,500	AHS Hospital Corp., 6.00%, 7/1/37	1,796,205
1,500	St. Peters Univ. Hospital, 5.75%, 7/1/37	1,599,690
2,000	State Turnpike Auth. Rev., 5.25%, 1/1/40, Ser. E	2,265,820
	Tobacco Settlement Financing Corp. Rev., Ser. 1-A,
3,300	4.75%, 6/1/34	2,725,767
11,305	5.00%, 6/1/41	9,363,592
15,000	Transportation Trust Fund Auth. Rev., 5.00%, 6/15/42, Ser. B	16,916,100

		55,395,977

PIMCO Municipal Income Fund II Schedule of Investments

August 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
	New Mexico—0.2%
$2,000	Farmington Pollution Control Rev., 5.90%, 6/1/40, Ser. D	$2,237,860

	New York—13.7%
1,200	Erie Cnty. Industrial Dev. Agcy. Rev., Orchard Park, Inc. Project,
	6.00%, 11/15/36, Ser. A	1,224,324
29,500	Hudson Yards Infrastructure Corp. Rev., 5.25%, 2/15/47, Ser. A	32,698,390
	Liberty Dev. Corp. Rev.,
1,000	5.125%, 1/15/44	1,103,890
2,500	5.625%, 7/15/47	2,800,575
1,250	Bank of America Tower at One Bryant Park Project, 6.375%, 7/15/49	1,442,713
	Goldman Sachs Headquarters,
1,505	5.25%, 10/1/35	1,749,216
10,000	5.25%, 10/1/35 (i)	11,622,700
3,880	Metropolitan Transportation Auth. Rev., 5.00%, 11/15/36, Ser. D	4,343,582
1,100	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside,
	6.70%, 1/1/43, Ser. A	754,281
	New York City Municipal Water Finance Auth. Water & Sewer Rev.,
2,830	5.00%, 6/15/37, Ser. D (i)	3,094,124
	Second Generation Resolutions,
4,000	4.75%, 6/15/35, Ser. DD (i)	4,421,560
2,000	5.00%, 6/15/39, Ser. GG-1	2,261,820
	New York Liberty Dev. Corp. Rev.,
10,000	1 World Trade Center Project, 5.00%, 12/15/41	11,237,800
54,000	4 World Trade Center Project, 5.75%, 11/15/51	63,989,460
1,750	State Dormitory Auth. Rev., The New School, 5.50%, 7/1/40	2,004,275
10,005	State Thruway Auth. Rev., 5.00%, 1/1/42, Ser. I	11,239,917

		155,988,627

	North Carolina—0.1%
	Medical Care Commission Rev.,
550	Salemtowne, 5.10%, 10/1/30	561,308
1,000	Village at Brookwood, 5.25%, 1/1/32	996,320

		1,557,628

	North Dakota—0.4%
3,710	Stark Cnty. Healthcare Rev., Benedictine Living Communities,
	6.75%, 1/1/33	4,045,940

	Ohio—2.3%
	Buckeye Tobacco Settlement Financing Auth. Rev., Ser. A-2,
1,865	5.75%, 6/1/34	1,500,486
3,570	5.875%, 6/1/30	2,968,990
4,000	Hamilton Cnty. Healthcare Rev.,
	Christ Hospital Project, 5.00%, 6/1/42	4,236,920
3,900	Hamilton Cnty. Sales Tax Rev., 5.00%, 12/1/30, Ser. A	4,384,302
1,000	Higher Educational Fac. Commission Rev., Univ. Hospital Health Systems,
	6.75%, 1/15/39, Ser. 2009-A (Pre-refunded @ $100, 1/1/15) (c)	1,149,150
7,500	Lorain Cnty. Hospital Rev., Catholic Healthcare,
	5.375%, 10/1/30 (Pre-refunded @ $100, 10/1/12) (c)	7,527,075
1,000	Montgomery Cnty. Rev., Miami Valley Hospital, 6.25%, 11/15/39, Ser. A	1,071,250
3,000	State Rev., Cleveland Clinic Health System, 5.50%, 1/1/39, Ser. B	3,377,190

		26,215,363

PIMCO Municipal Income Fund II Schedule of Investments

August 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
	Oregon—0.2%
$1,000	Clackamas Cnty. Hospital Fac. Auth. Rev., Legacy Health System,
	5.50%, 7/15/35, Ser. A	$1,117,730
1,155	State Department of Administrative Services, CP,
	5.25%, 5/1/39, Ser. A	1,284,117

		2,401,847

	Pennsylvania—4.7%
10,000	Berks Cnty. Municipal Auth. Rev., Reading Hospital Medical Center,
	5.00%, 11/1/44, Ser. A	10,970,100
	Cumberland Cnty. Municipal Auth. Rev., Messiah Village Project, Ser. A,
750	5.625%, 7/1/28	790,762
670	6.00%, 7/1/35	710,347
3,250	Harrisburg Auth. Rev., Harrisburg Univ. of Science,
	6.00%, 9/1/36, Ser. B (f)	2,564,120
850	Higher Educational Facs. Auth. Rev.,
	Edinboro Univ. Foundation, 6.00%, 7/1/43	956,446
400	Thomas Jefferson Univ., 5.00%, 3/1/40	436,460
500	Luzerne Cnty. Industrial Dev. Auth. Rev., Pennsylvania American Water Co.,
	5.50%, 12/1/39	556,985
8,500	Montgomery Cnty. Industrial Dev. Auth. Rev., New Regional Medical Center,
	5.375%, 8/1/38 (FHA)	9,826,595
17,000	Philadelphia, GO, 5.25%, 12/15/32, Ser. A (AGM)	18,925,250
6,000	Philadelphia Hospitals & Higher Education Facs. Auth. Rev. Temple Univ. Health System,
	5.625%, 7/1/42, Ser. A	6,321,060
500	Philadelphia Water & Sewer Rev., 5.25%, 1/1/36, Ser. A	555,180
1,000	Westmoreland Cnty. Industrial Dev. Auth. Rev., Excela Health Project,
	5.125%, 7/1/30	1,073,460

		53,686,765

	Puerto Rico—0.5%
5,000	Sales Tax Financing Corp. Rev., 5.25%, 8/1/41, Ser. C	5,287,750

	Rhode Island—5.0%
56,200	Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. A	57,329,620

	South Carolina—1.3%
1,000	Greenwood Cnty. Rev., Self Regional Healthcare, 5.375%, 10/1/39	1,090,340
13,850	Jobs-Economic Dev. Auth. Rev., Bon Secours Health System,
	5.625%, 11/15/30, Ser. B	13,981,575

		15,071,915

	Tennessee—1.2%
1,750	Claiborne Cnty. Industrial Dev. Board Rev., Lincoln Memorial Univ. Project,
	6.625%, 10/1/39	1,979,758
1,000	Johnson City Health & Educational Facs. Board Rev., Mountain States Health Alliance,
	6.00%, 7/1/38, Ser. A	1,160,030
500	Sullivan Cnty. Health Educational & Housing Facs. Board Rev., Wellmont Health Systems Project,
	5.25%, 9/1/36, Ser. C	522,440
	Tennessee Energy Acquisition Corp. Rev., Ser. C,
3,000	5.00%, 2/1/23	3,221,430
6,000	5.00%, 2/1/27	6,289,200

		13,172,858

PIMCO Municipal Income Fund II Schedule of Investments

August 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
	Texas—11.0%
$130	Aubrey Independent School Dist., GO, 5.50%, 2/15/33 (PSF-GTD)	$137,649
6,500	Brazos Cnty. Health Facs. Dev. Corp. Rev., 5.375%, 1/1/32	6,591,975
2,500	Dallas Rev., Dallas Civic Center, 5.25%, 8/15/38 (AGC)	2,774,000
2,000	Harris Cnty. Cultural Education Facs. Finance Corp. Rev.,
	Baylor College of Medicine, 5.00%, 11/15/37 (e)	2,146,880
	Texas Children’s Hospital Project,
3,750	5.25%, 10/1/29	4,406,400
12,700	5.50%, 10/1/39	14,482,953
700	HFDC of Central Texas, Inc. Rev., Village at Gleannloch Farms,
	5.50%, 2/15/37, Ser. A	592,984
	North Harris Cnty. Regional Water Auth. Rev.,
10,300	5.25%, 12/15/33	11,460,295
10,300	5.50%, 12/15/38	11,475,539
	North Texas Tollway Auth. Rev.,
5,750	5.00%, 1/1/38	6,263,590
1,300	5.50%, 9/1/41, Ser. A	1,550,939
5,000	5.625%, 1/1/33, Ser. B	5,539,500
1,200	5.75%, 1/1/33, Ser. F	1,324,428
2,000	Sabine River Auth. Pollution Control Rev., TXU Energy, 5.20%, 5/1/28, Ser. C (b)	205,200
250	San Juan Higher Education Finance Auth. Rev., 6.70%, 8/15/40, Ser. A	291,645
	State, Mobility Fund, GO, (i),
10,025	4.75%, 4/1/35, Ser. A	10,753,718
17,500	4.75%, 4/1/36	19,017,250
1,000	State Public Finance Auth. Rev., Charter School Finance Corp.,
	5.875%, 12/1/36, Ser. A	1,078,900
3,000	Tarrant Cnty. Cultural Education Facs. Finance Corp. Rev.,
	Baylor Health Care Systems Project, 6.25%, 11/15/29	3,637,650
15,300	Texas Municipal Gas Acquisition & Supply Corp. I Rev.,
	6.25%, 12/15/26, Ser. D	18,548,649
1,920	Texas Private Activity Bond Surface Transportation Corp. Rev.,
	7.00%, 6/30/40	2,346,547
1,000	Wise Cnty. Rev., Parker Cnty. Junior College Dist., 8.00%, 8/15/34	1,154,780

		125,781,471

	Virginia—0.2%
1,000	Fairfax Cnty. Industrial Dev. Auth. Rev., Inova Health Systems,
	5.50%, 5/15/35, Ser. A	1,143,340
2,050	James City Cnty. Economic Dev. Auth. Rev., United Methodist Homes,
	5.50%, 7/1/37, Ser. A	1,688,052

		2,831,392

	Washington—1.5%
	Health Care Facs. Auth. Rev.,
1,300	Multicare Health Systems, 6.00%, 8/15/39, Ser. B (AGC)	1,515,267
1,000	Seattle Cancer Care Alliance, 7.375%, 3/1/38	1,236,190
13,000	Virginia Mason Medical Center, 6.125%, 8/15/37, Ser. A	14,331,330

		17,082,787

	West Virginia—0.2%
2,000	Hospital Finance Auth. Rev., Highland Hospital, 9.125%, 10/1/41	2,427,680

PIMCO Municipal Income Fund II Schedule of Investments

August 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
	Wisconsin—0.1%
	Health & Educational Facs. Auth. Rev.,
$90	Froedert & Community Health, 5.375%, 10/1/30	$90,191
1,000	Prohealth Care, Inc., 6.625%, 2/15/39	1,185,770

		1,275,961

	Total Municipal Bonds & Notes (cost—$1,009,225,284)	1,117,492,213

VARIABLE RATE NOTES (h)—2.1%
	California—0.5%
5,000	Health Facs. Financing Auth. Rev., 7.994%, 11/15/36, Ser. 3193 (a)(d)(g)	6,216,900

	Florida—0.2%
1,830	Highlands Cnty. Health Facs. Auth. Rev., Adventist Health System,
	5.00%, 11/15/31, Ser. C	1,930,247

	Illinois—0.6%
6,000	Chicago, GO, 9.818%, 1/1/34, Ser. 3190 (a)(d)(g)	7,422,360

	Texas—0.6%
5,365	State, GO, 7.555%, 4/1/37, Ser. 3197 (a)(d)(g)	6,601,579

	West Virginia—0.2%
2,000	Economic Dev. Auth. Rev., Appalachian Power, 5.375%, 12/1/38, Ser. A	2,203,020

	Total Variable Rate Notes (cost—$20,288,777)	24,374,106

	Total Investments (cost—$1,029,514,061) (j)—100.0%	$1,141,866,319

Industry classification of portfolio holdings as a percentage of total Investments at August 31, 2012 were as follows:

Revenue Bonds:
Health, Hospital, Nursing Home Revenue	27.8%
Tobacco Settlement Funded	14.5
Miscellaneous Taxes	6.4
Industrial Revenue	6.3
Miscellaneous Revenue	5.5
Natural Gas Revenue	4.9
Water Revenue	4.4
College & University Revenue	2.7
Lease (Appropriation)	2.7
Electric Power & Lighting Revenue	2.2
Highway Revenue Tolls	1.9
Port, Airport & Marina Revenue	1.4
Sales Tax Revenue	0.9
Sewer Revenue	0.5
Transit Revenue	0.4
Resourse Recovery Revenue	0.2
Fuel Sales Tax Revenue	0.1
Local or Government Housing	0.1
Lease Revenue	0.1

Total Revenue Bonds		83.0
General Obligation		13.5
Special Assessment		2.3
Tax Allocation		0.9
Certificate Participation		0.2
Special Tax		0.1

Total Investments		100.0%

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees has adopted methods for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available and has delegated the responsibility for applying the valuation methods to the Investment Manager and Pacific Investment Management Company LLC (the “Sub-Adviser”), an affiliate of the Investment Manager. The Valuation Committee has been established by the Board of Trustees to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board of Trustees as instructed. The Sub-Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Advisor determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board of Trustees shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

If third party evaluated vendor pricing is neither available nor deemed to be reliable of fair value, the Sub-Adviser may elect to obtain market quotations (“broker quotes”) directly from a broker-dealer.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $25,677,454, representing 2.2% of total investments.
(b)	Illiquid.
(c)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
(d)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(e)	When-issued. To be settled after August 31, 2012.
(f)	In default.
(g)	Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on August 31, 2012.
(h)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on August 31, 2012.
(i)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(j)	At August 31, 2012, the cost basis of portfolio securities for federal income tax purposes was $978,458,314. Gross unrealized appreciation was $121,049,575; gross unrealized depreciation was $7,252,047; and net unrealized appreciation was $113,797,528. The difference between book and tax cost basis was attributable to inverse floater transactions.

Glossary:

AGC—insured by Assured Guaranty Corp.

AGM—insured by Assured Guaranty Municipal Corp.

AMBAC—insured by American Municipal Bond Assurance Corp.

CP—Certificates of Participation

FGIC—insured by Financial Guaranty Insurance Co.

FHA—insured by Federal Housing Administration

GO—General Obligation Bond

GTD—Guaranteed

IBC—Insurance Bond Certificate

NPFGC—insured by National Public Finance Guarantee Corp.

PSF—Public School Fund

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs.

•	Level 3—valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and single broker quotes in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Municipal Bonds & Notes and Variable Rate Notes—Municipal bonds & notes and variable rate notes are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond or note, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds & notes and variable rate notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The valuation techniques used by the Fund to measure fair value during the three months ended August 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

A summary of the inputs used at August 31, 2012 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/12
Investments in Securities—Assets
Municipal Bonds & Notes	—	$1,117,492,213	—	$1,117,492,213
Variable Rate Notes	—	24,374,106	—	24,374,106

Total Investments	—	$1,141,866,319	—	$1,141,866,319

At August 31, 2012, there were no transfers between Levels 1 and 2.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Municipal Income Fund II

By /s/ Brian S. Shlissel

President & Chief Executive Officer

Date: October 17, 2012

By /s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date: October 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel

President & Chief Executive Officer

Date: October 17, 2012

By /s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date: October 17, 2012